Parametric

TABS 10-to-20 Year Laddered Municipal Bond Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 97.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/36	$460	$515,246

		$515,246

Education — 7.0%
Arizona State University, 4.00%, 7/1/40	$500	$601,705
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	250	283,040
University of Hawaii, 3.00%, 10/1/31	150	170,852
University of Michigan:
4.00%, 4/1/38	60	73,057
4.00%, 4/1/40	250	302,980

		$1,431,634

Electric Utilities — 0.3%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$56,503

		$56,503

Escrowed/Prerefunded — 0.3%
Tucson, AZ, Water System Revenue, Prerefunded to 7/1/25, 5.00%, 7/1/32	$60	$71,370

		$71,370

General Obligations — 20.4%
Brookline, MA, 5.00%, 3/15/30	$250	$327,348
California, 4.00%, 9/1/32	225	262,440
Colonial School District, PA, 5.00%, 2/15/36	100	118,456
Connecticut, 4.00%, 6/1/33	350	425,681
Illinois, 5.50%, 5/1/39	700	893,424
La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/40	140	163,765
Lakeland, FL:
5.00%, 10/1/29	100	116,966
5.00%, 10/1/31	100	116,923
Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	175,012
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	146,431
Mississippi Development Bank, (Rankin County School District), 4.00%, 6/1/38	160	185,971
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	114,277
New Hampshire, 5.00%, 12/1/32	265	358,280
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	241,072
Virginia, 3.00%, 6/1/32	350	407,316
Williamson County, TX, 4.00%, 2/15/30	100	112,865

		$4,166,227

Hospital — 18.4%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$250	$310,725

Security	Principal Amount (000’s omitted)	Value
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):
4.00%, 4/1/34	$250	$298,337
4.00%, 4/1/39	500	588,415
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	500	575,935
Illinois Finance Authority, (Riverside Health System), 4.00%, 11/15/32	250	282,740
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	57,127
New York City Health and Hospitals Corp., NY:
5.00%, 2/15/37	325	420,504
5.00%, 2/15/38	345	445,047
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	250	288,155
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	150	168,990
Tampa, FL, (H. Lee Moffitt Cancer Center):
4.00%, 7/1/38	150	176,465
5.00%, 7/1/35	100	129,120

		$3,741,560

Housing — 0.6%
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	$106	$117,900

		$117,900

Insured-Education — 1.2%
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	$200	$242,874

		$242,874

Insured-General Obligations — 1.5%
Grossmont Union High School District, CA, (Election of 2008):
(AGM), 0.00%, 8/1/33	$100	$63,655
(AGM), 0.00%, 8/1/35	100	57,484
Yonkers, NY, (BAM), Series 2019A, 5.00%, 5/1/31	150	194,674

		$315,813

Insured-Transportation — 2.1%
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/32	$100	$123,319
(AGM), 5.00%, 1/1/33	100	122,965
(AGM), 5.00%, 1/1/34	150	183,945

		$430,229

Lease Revenue/Certificates of Participation — 2.2%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$168,450
Palo Alto, CA, (California Avenue Parking Garage):
5.00%, 11/1/37	100	126,177
5.00%, 11/1/38	115	144,773

		$439,400

Other Revenue — 2.9%
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/30	$100	$119,545
5.00%, 12/1/36	250	296,750

Security	Principal Amount (000’s omitted)	Value
Wisconsin, Environmental Improvement Fund Revenue:
5.00%, 6/1/34	$50	$58,952
5.00%, 6/1/35	100	117,771

		$593,018

Senior Living/Life Care — 11.3%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	$350	$397,691
Colorado Health Facilities Authority, (Covenant Living Communities and Services), 4.00%, 12/1/40	500	563,585
Maryland Health and Higher Educational Facilities Authority, (Broadmead):
5.00%, 7/1/31	150	173,650
5.00%, 7/1/32	220	254,203
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	114,674
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	169,733
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/31	200	230,856
4.00%, 11/15/36	220	252,107
4.00%, 11/15/41	125	140,906

		$2,297,405

Special Tax Revenue — 3.1%
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	$50	$55,797
Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/37	480	585,043

		$640,840

Transportation — 20.6%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 0.96%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(1)	$150	$151,268
Central Texas Regional Mobility Authority:
4.00%, 1/1/35	250	298,160
4.00%, 1/1/36	200	237,702
Chicago, IL, (O’Hare International Airport):
4.00%, 1/1/36	500	594,700
5.00%, 1/1/37	250	301,867
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 5.00%, 12/1/31	500	660,000
Pennsylvania Turnpike Commission, 5.00%, 12/1/34	500	658,390
Port Authority of New York and New Jersey, 4.00%, 7/15/38	500	594,995
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	200	247,110
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/35	300	189,741
0.00%, 8/1/38	500	268,260

		$4,202,193

Water and Sewer — 3.3%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$58,594
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	500	604,330

		$662,924

Total Tax-Exempt Municipal Obligations — 97.7% (identified cost $18,688,538)		$19,925,136

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	253,548	$253,548

Total Short-Term Investments (identified cost $253,548)		$253,548

Total Investments — 99.0% (identified cost $18,942,086)		$20,178,684

Other Assets, Less Liabilities — 1.0%		$208,836

Net Assets — 100.0%		$20,387,520

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	13.1%
California	11.4%
Illinois	10.2%
Others, representing less than 10% individually	63.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 4.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 2.7% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at April 30, 2021.

At April 30, 2021, the value of the Fund’s investment in affiliated funds was $253,548, which represents 1.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,767,705	$3,232,666	$(4,746,823)	$—	$—	$253,548	$525	253,548

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$19,925,136	$—	$19,925,136
Short-Term Investments	—	253,548	—	253,548
Total Investments	$—	$20,178,684	$—	$20,178,684

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.